UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

General California
Municipal Money
Market Fund

SEMIANNUAL REPORT May 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General California
Municipal Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters.Yields of money market instruments remained near zero percent in this choppy economic environment, as the Federal Reserve Board maintained its aggressively accommodative policy stance.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, General California Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Although investors grew more optimistic about the economy early in the reporting period and yields of longer-term municipal bonds climbed, yields of short-term municipal money market instruments remained anchored near zero percent by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in California’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Low Yields Persisted Despite a Stronger Economic Recovery

The reporting period began during an upturn in economic sentiment sparked by a new quantitative easing program from the Federal Reserve Board (the “Fed”). Greater economic optimism also was reinforced by improved hiring activity and greater consumer spending. Indeed, the U.S. Department of Commerce estimated that U.S. GDP expanded at a 3.1% annualized rate during the fourth quarter of 2010, up from 2.6% during the third quarter. Expectations of continued economic growth and related inflation fears in 2011 drove yields of longer-term U.S. Treasury securities and highly rated municipal bonds higher.

Many analysts were surprised by a lower-than-expected estimate of 1.8% annualized GDP growth for the first quarter of 2011, and surging energy prices added to their economic concerns. Nonetheless, the Fed maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, tax-exempt money market instruments continued to offer yields of little more than zero percent through the reporting period’s end.

The supply of newly issued municipal money market instruments remained ample in December 2010, and the expiration of the Build America Bonds program at the end of the year had relatively little impact on issuance volumes during the first five months of 2011. Meanwhile, demand for municipal money market instruments remained robust as individuals sought to shelter income from rising state taxes and institutional investors searched for alternatives to taxable money market instruments.

Like most states and municipalities, California reduced spending to address its budget deficit during the reporting period.Although tax revenues remain below prerecession levels, receipts have trended up over the past year, and we believe that well-publicized concerns regarding potential municipal defaults have been overstated. In addition, several banks have initiated programs providing municipal issuers with credit, a positive development that appears likely to continue.

Focus on Liquidity and Capital Preservation

We have maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts.We also favored instruments backed by pledged tax appropriations or dedicated revenues.We generally shied away from general obligation debt issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, as it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery and higher commodity prices, the Fed is expected to keep short-term interest rates at current low levels.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could put upward pressure on yields.

June 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class B
Expenses paid per $1,000†	$ 2.04	$ 2.09
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class B
Expenses paid per $1,000†	$ 2.07	$ 2.12
Ending value (after expenses)	$1,022.89	$1,022.84

† Expenses are equal to the fund’s annualized expense ratio of .41% for Class A and .42% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—76.9%	Rate (%)	Date	Amount ($)		Value ($)
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	0.27	6/7/11	2,340,000	[a]	2,340,000
Alameda County Industrial
Development Authority, Revenue
(P.J.’s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.33	6/7/11	1,805,000	[a]	1,805,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California State
Teachers Retirement System)	0.33	6/7/11	2,700,000	[a]	2,700,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors, Inc.
Project) (LOC; Comerica Bank)	0.27	6/7/11	2,505,000	[a]	2,505,000
Alameda Unified School District,
GO Notes, TRAN	2.00	6/30/11	5,900,000		5,904,639
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.26	6/7/11	1,600,000	[a]	1,600,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.24	6/7/11	5,680,000	[a]	5,680,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.34	6/7/11	1,200,000	[a]	1,200,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	0.34	6/7/11	1,247,050	[a]	1,247,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Trust)	0.49	6/7/11	3,750,000	[a]	3,750,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.27	6/7/11	5,000,000	[a]	5,000,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding Project)
(LOC; Comerica Bank)	0.34	6/7/11	2,600,000	[a]	2,600,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.30	6/7/11	1,650,000	[a]	1,650,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.26	6/7/11	4,830,000	[a]	4,830,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; CoBank ACB)	0.26	6/7/11	2,780,000	[a]	2,780,000
California Pollution Control
Financing Authority, SWDR
(Amador Valley Industries, LLC
Project) (LOC; Wells Fargo Bank)	0.23	6/7/11	3,965,000	[a]	3,965,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.28	6/7/11	425,000	[a]	425,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.28	6/7/11	4,115,000	[a]	4,115,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.28	6/7/11	2,100,000	[a]	2,100,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries, Inc.
Project) (LOC; U.S. Bank NA)	0.21	6/7/11	450,000	[a]	450,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Pollution Control
Financing Authority,
SWDR (Chicago Grade
Landfill, Inc. Project)
(LOC; Comerica Bank)	0.28	6/7/11	255,000	[a]	255,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.26	6/7/11	7,840,000	[a]	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	0.26	6/7/11	15,310,000	[a]	15,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank NA)	0.28	6/7/11	4,485,000	[a]	4,485,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	2,620,000	[a]	2,620,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	1,015,000	[a]	1,015,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.28	6/7/11	780,000	[a]	780,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank NA)	0.28	6/7/11	3,045,000	[a]	3,045,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	1,985,000	[a]	1,985,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.28	6/7/11	785,000	[a]	785,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	1,930,000	[a]	1,930,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.28	6/7/11	1,710,000	[a]	1,710,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.28	6/7/11	3,655,000	[a]	3,655,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank NA)	0.28	6/7/11	2,450,000	[a]	2,450,000
California Pollution Control
Financing Authority, SWDR (South
Tahoe Refuse Company, Inc.
Project) (LOC; Union Bank NA)	0.28	6/7/11	3,600,000	[a]	3,600,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	4,221,000	[a]	4,221,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	3,960,000	[a]	3,960,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	0.28	6/7/11	1,765,000	[a]	1,765,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/11	2,600,000	[a]	2,600,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.28	6/7/11	5,200,000	[a]	5,200,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California School Cash Reserve
Program Authority, Revenue	2.00	6/1/11	10,000,000		10,000,000
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	21,000,000		21,208,119
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	0.49	6/7/11	3,100,000	[a]	3,100,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.25	6/7/11	3,700,000	[a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.27	6/7/11	20,000,000	[a,b]	20,000,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	0.25	6/7/11	2,935,000	[a]	2,935,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	7/8/11	13,400,000		13,400,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.38	7/18/11	9,000,000		9,000,000
California Statewide Communities
Development Authority, TRAN
(County of Yolo)	2.00	6/30/11	11,465,000		11,474,016
Coachella Valley Unified School
District, COP (School
Financing Project) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	1.00	6/7/11	3,900,000	[a]	3,900,000
Contra Costa County,
COP (Concord Healthcare
Center, Inc.) (LOC; Bank
of America)	0.39	6/7/11	460,000	[a]	460,000

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Los Angeles,
GO Notes, TRAN	2.00	6/30/11	23,700,000		23,725,806
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	0.49	6/7/11	2,500,000	[a]	2,500,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; FHLB)	0.29	6/7/11	3,000,000	[a]	3,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.34	6/7/11	900,000	[a,b]	900,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, Revenue
(Japanese American National
Museum)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch
Capital Services)	0.44	6/7/11	3,640,000	[a,b]	3,640,000
Riverside County Industrial
Development Authority, IDR
(TRM Manufacturing Inc.
Project) (LOC; FHLB)	0.24	6/7/11	4,500,000	[a]	4,500,000

Total Investments (cost $263,300,630)			76.9%		263,300,630

Cash and Receivables (Net)			23.1%		79,051,897

Net Assets			100.0%		342,352,527

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities amounted to $24,540,000 or 7.2% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	100.0
† Based on total investments.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	263,300,630	263,300,630
Receivable for investment securities sold		80,206,918
Interest receivable		1,130,636
Prepaid expenses		31,823
		344,670,007
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		159,977
Cash overdraft due to Custodian		1,900,012
Payable for shares of Beneficial Interest redeemed		185,227
Accrued expenses		72,264
		2,317,480
Net Assets ($)		342,352,527
Composition of Net Assets ($):
Paid-in capital		342,352,527
Net Assets ($)		342,352,527

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	281,914,184	60,438,343
Shares Outstanding	281,730,100	60,398,861
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	901,056
Expenses:
Management fee—Note 2(a)	1,086,153
Shareholder servicing costs—Notes 1 and 2(c)	192,317
Distribution fees and prospectus fees—Note 2(b)	63,067
Professional fees	38,946
Registration fees	25,826
Trustees’ fees and expenses—Note 2(d)	18,100
Custodian fees—Note 2(c)	17,195
Prospectus and shareholders’ reports	9,781
Miscellaneous	11,972
Total Expenses	1,463,357
Less—reduction in expenses due to undertaking—Note 2(a)	(542,516)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(19,690)
Less—reduction in fees due to earnings credits—Note 2(c)	(139)
Net Expenses	901,012
Investment Income—Net, representing net increase
in net assets resulting from operations	44

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	44	707
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(33)	(684)
Class B Shares	(11)	(23)
Total Dividends	(44)	(707)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	605,388,658	1,548,423,567
Class B Shares	105,630,644	191,743,433
Dividends reinvested:
Class A Shares	33	621
Class B Shares	11	23
Cost of shares redeemed:
Class A Shares	(771,706,591)	(1,638,955,133)
Class B Shares	(103,989,262)	(204,802,705)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(164,676,507)	(103,590,194)
Total Increase (Decrease) in Net Assets	(164,676,507)	(103,590,194)
Net Assets ($):
Beginning of Period	507,029,034	610,619,228
End of Period	342,352,527	507,029,034

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.002	.019	.031	.028
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.002)	(.019)	(.031)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.24	1.94	3.12	2.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[c]	.59	.62	.58	.58	.58
Ratio of net expenses
to average net assets	.41[c]	.41	.58	.57	.58	.58
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.27	1.84	3.07	2.84
Net Assets, end of period
($ x 1,000)	281,914	448,248	538,776	901,709	528,101	426,232

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.015	.027	.024
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.015)	(.027)	(.024)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00[b,c]	.00[b]	.03	1.51	2.69	2.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.06	1.08	1.05	1.05	1.05
Ratio of net expenses
to average net assets	.42[c]	.40	.79	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.03	1.49	2.66	2.45
Net Assets, end of period
($ x 1,000)	60,438	58,781	71,843	82,638	92,762	78,168

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, sub-accounting service fees amounted to $15,621 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	263,300,630
Level 3—Significant Unobservable Inputs	—
Total	263,300,630

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking amounted to $361,577 for Class A and $180,939 for Class B shares during the period ended May 31, 2011.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, Class B shares were charged $63,067 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”),Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, Class A shares were charged $62,022 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2010 through May 31, 2011, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2011, Class B shares were charged $78,104 pursuant to the Class B Shareholder Services Plan, of which $19,690 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund. During the period ended May 31, 2011, the fund was charged $25,442 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $2,466 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $139.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $17,195 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $154,658, Rule 12b-1 distribution plan fees $10,318, shareholder services plan fees $25,477, custodian fees $18,706, chief compliance officer fees $3,006 and transfer agency per account fees $7,930, which are offset against an expense reimbursement currently in effect in the amount of $60,118.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $139,786,000 and $260,410,000, respectively.

The Fund	27

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)